                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                               -----------------

                                   FORM N-Q

                               -----------------

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-03428

                               -----------------

                             HIGH YIELD BOND TRUST
              (Exact name of registrant as specified in charter)

                                One Cityplace,
                         Hartford, Connecticut, 06103
              (Address of principal executive offices)(Zip code)

                               -----------------

    (Name and Address of Agent for                    Copy to:
               Service)
          Elizabeth M. Forget                  Robert N. Hickey, Esq.
               President                      Sullivan & Worcester LLP
    260 Madison Avenue, 10th Floor               1666 K Street, N.W.
          New York, NY 10006                   Washington, D.C. 20006

      Registrant's telephone number, including area code: (800) 842-9406

                               -----------------

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS.

HIGH YIELD BOND TRUST

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

                                                               PAR
SECURITY DESCRIPTION                                          AMOUNT     VALUE
---------------------------------------------------------------------------------
DOMESTIC BONDS & DEBT SECURITIES -- 91.9%
ADVERTISING -- 1.1%
RH Donnelley Corp.
   6.875%, due 01/15/13 (a)                                 $  500,000 $  470,000
   8.875%, due 01/15/16 (144A)(a)                              750,000    783,750
                                                                       ----------
                                                                        1,253,750
                                                                       ----------
AEROSPACE & DEFENSE -- 2.9%
Argo-Tech Corp. 9.250%, due 06/01/11                            75,000     79,500
BE Aerospace, Inc., Series B 8.875%, due 05/01/11              475,000    496,375
DRS Technologies, Inc. 7.625%, due 02/01/18                    400,000    414,000
L-3 Communications Corp. 6.375%, due 10/15/15                1,150,000  1,138,500
Moog, Inc. 6.250%, due 01/15/15                                550,000    544,500
Sequa Corp. Series B 8.875%, due 04/01/08                      725,000    759,437
                                                                       ----------
                                                                        3,432,312
                                                                       ----------
ASSET-BACKED SECURITY -- 3.4%
Targeted Return Index Securities Trust,
  Series HY-2005 7.651%, due 06/15/15 (144A) (a) (b)         3,990,856  4,042,226
                                                                       ----------
AUTOMOBILES -- 3.4%
Ford Motor Co.
   7.450%, due 07/16/31 (b)                                  3,225,000  2,410,687
   8.900%, due 01/15/32                                        275,000    217,250
General Motors Corp.
   8.250%, due 07/15/23 (b)                                    175,000    126,875
   8.375%, due 07/15/33 (b)                                  1,775,000  1,309,063
                                                                       ----------
                                                                        4,063,875
                                                                       ----------
BUILDING MATERIALS -- 0.8%
Goodman Global Holding Co., Inc.
   7.491%, due 06/15/12 (c)                                    125,000    127,813
   7.875%, due 12/15/12 (b)                                    290,000    287,825
Nortek, Inc. 8.500%, due 09/01/14 (b)                          275,000    281,187
Ply Gem Industries, Inc. 9.000%, due 02/15/12 (b)              225,000    210,375
                                                                       ----------
                                                                          907,200
                                                                       ----------
CHEMICALS -- 4.6%
Crystal U.S. Holdings LLC 0.000%/ 10.500%, due 10/01/14 (d)    163,000    127,140
Foamex Cap Corp. 13.500%, due 08/15/06                         250,000     98,750
Huntsman International LLC
   9.875%, due 03/01/09                                        450,000    472,500
   10.125%, due 07/01/09 (b)                                   289,000    297,670
IMC Global, Inc., Series B 10.875%, due 06/01/08                53,000     58,168
Innophos Inc. 8.875%, due 08/15/14                             100,000    104,500
Lyondell Chemical Co. 10.875%, due 05/01/09                  1,325,000  1,351,500
Nalco Co.
   7.750%, due 11/15/11                                         75,000     76,312
   8.875%, due 11/15/13 (b)                                    450,000    470,250
NOVA Chemicals Corp. 6.500%, due 01/15/12 (b)                  575,000    537,625
Resolution Performance Products LLC
   8.000%, due 12/15/09                                        325,000    336,375
   9.500%, due 04/15/10 (b)                                    325,000    339,625
Rhodia S.A.
   7.625%, due 06/01/10                                        950,000    969,000
   8.875%, due 06/01/11 (b)                                    137,000    141,795
Rockwood Specialties Group, Inc. 7.625%, due 11/15/14           50,000     62,966
                                                                       ----------
                                                                        5,444,176
                                                                       ----------

                     See Notes to Portfolio of Investments

HIGH YIELD BOND TRUST

March 31, 2006
(Percentage of Net Assets)

                                                                  PAR
SECURITY DESCRIPTION                                             AMOUNT     VALUE
------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.1%
Alderwoods Group, Inc. 7.750%, due 09/15/12                    $  850,000 $  877,625
Carriage Services, Inc. 7.875%, due 01/15/15 (b)                  125,000    127,813
Iron Mountain, Inc. 7.750%, due 01/15/15 (b)                      295,000    298,687
                                                                          ----------
                                                                           1,304,125
                                                                          ----------
CONTAINERS & PACKAGING -- 3.0%
Crown Cork & Seal Co., Inc. 7.375%, due 12/15/26 (b)              850,000    794,750
Crown Cork & Seal Finance Plc 7.000%, due 12/15/06                 75,000     75,937
Graphic Packaging International Corp.
   8.500%, due 08/15/11 (b)                                        75,000     74,625
   9.500%, due 08/15/13 (b)                                       525,000    493,500
Jefferson Smurfit Corp. 8.250%, due 10/01/12 (b)                  407,012    401,416
Owens-Brockway Glass Container, Inc.
   8.875%, due 02/15/09                                           575,000    601,594
   7.750%, due 05/15/11                                           300,000    314,250
   6.750%, due 12/01/14 (b)                                       225,000    221,062
Smurfit-Stone Container Enterprises, Inc. 8.375%, due 07/01/12    225,000    222,750
Solo Cup Co. 8.500%, due 02/15/14 (b)                             400,000    378,000
                                                                          ----------
                                                                           3,577,884
                                                                          ----------
ELECTRIC UTILITIES -- 2.4%
AES Corp. 9.375%, due 09/15/10                                  1,025,000  1,122,375
Calpine Corp. 8.500%, due 07/15/10 (144A) (a)(e)                  225,000    207,563
Calpine Generating Co. LLC 8.579%, due 04/01/09 (c)(e) (b)        375,000    394,687
NRG Energy, Inc.
   7.250%, due 02/01/14 (b)                                       200,000    203,750
   7.375%, due 02/01/16                                           925,000    946,969
                                                                          ----------
                                                                           2,875,344
                                                                          ----------
ELECTRIC UTILITIES -- 0.8%
Mirant North America LLC 7.375%, due 12/31/13 (144A) (a)          375,000    384,375
Reliant Energy, Inc.
   9.250%, due 07/15/10 (b)                                       150,000    150,938
   9.500%, due 07/15/13                                           425,000    427,656
                                                                          ----------
                                                                             962,969
                                                                          ----------
ELECTRONICS -- 0.3%
Sanmina-SCI Corp. 6.750%, due 03/01/13 (b)                        150,000    143,625
Thomas & Betts Corp. 7.250%, due 06/01/13                         175,000    184,498
                                                                          ----------
                                                                             328,123
                                                                          ----------
ENERGY -- 1.9%
Dynegy Holdings, Inc.
   10.125%, due 07/15/13 (144A)(a)                                325,000    372,759
   8.375%, due 05/01/16 (144A)(a)                                 500,000    500,000
   7.125%, due 05/15/18                                           400,000    368,000
Reliant Energy, Inc. 6.750%, due 12/15/14                         300,000    266,250
Sonat, Inc. 7.625%, due 07/15/11                                  675,000    698,625
                                                                          ----------
                                                                           2,205,634
                                                                          ----------
ENTERTAINMENT & LEISURE -- 3.7%
AMC Entertainment, Inc.
   8.999%, due 08/15/10 (c)                                       225,000    233,437
   9.500%, due 02/01/11                                           360,000    351,900
   8.000%, due 03/01/14                                           250,000    224,375
   11.000%, due 02/01/16 (144A)(a) (b)                            150,000    155,625
Series B 8.625%, due 08/15/12                                     175,000    183,750

                     See Notes to Portfolio of Investments

HIGH YIELD BOND TRUST

March 31, 2006
(Percentage of Net Assets)

                                                                               PAR
SECURITY DESCRIPTION                                                          AMOUNT     VALUE
-------------------------------------------------------------------------------------------------
ENTERTAINMENT & LEISURE - CONTINUED
Cinemark, Inc. 0.000%/ 9.750%, due 03/15/14 (d)                             $  325,000 $  250,250
Gaylord Entertainment Co. 6.750%, due 11/15/14                                 600,000    588,000
Herbst Gaming, Inc. 7.000%, due 11/15/14                                       550,000    551,375
Isle of Capri Casinos, Inc. 7.000%, due 03/01/14                               550,000    545,875
Mohegan Tribal Gaming Authority 7.125%, due 08/15/14                           175,000    177,188
Penn National Gaming, Inc. 6.750%, due 03/01/15 (b)                            475,000    477,375
Pinnacle Entertainment, Inc. 8.750%, due 10/01/13                              550,000    595,375
                                                                                       ----------
                                                                                        4,334,525
                                                                                       ----------
ENVIRONMENTAL SERVICES -- 0.9%
Allied Waste North America, Inc.
   6.500%, due 11/15/10                                                        825,000    818,813
   9.250%, due 09/01/12 (b)                                                     83,000     89,951
   6.125%, due 02/15/14                                                        225,000    214,875
                                                                                       ----------
                                                                                        1,123,639
                                                                                       ----------
FINANCIAL - DIVERSIFIED -- 5.3%
AAC Group Holding Corp. 0.000%/ 10.250%, due 10/01/12 (d)                       50,000     39,000
Alamosa Delaware, Inc. 0.000%/ 12.000%, due 07/31/09 (d)                       574,000    621,355
BCP Crystal U.S. Holdings Corp. 9.625%, due 06/15/14                           439,000    488,387
CCM Merger, Inc. 8.000%, due 08/01/13 (144A) (a)                               275,000    275,000
Ford Motor Credit Co.
   4.950%, due 01/15/08 (b)                                                     75,000     69,920
   6.625%, due 06/16/08                                                      1,435,000  1,358,886
General Motors Acceptance Corp. 8.000%, due 11/01/31 (b)                     2,375,000  2,250,493
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 9.000%, due 07/15/14    375,000    388,125
Nell AF SARL 8.375%, due 08/15/15 (144A) (a) (b)                               295,000    294,263
Vanguard Health Holdings II 9.000%, due 10/01/14                               500,000    513,750
                                                                                       ----------
                                                                                        6,299,179
                                                                                       ----------
FOOD PRODUCTS -- 2.0%
Del Monte Corp. 6.750%, due 02/15/15                                           125,000    122,500
Delhaize America, Inc. 9.000%, due 04/15/31 (b)                                425,000    493,716
Doane Pet Care Co. 10.750%, due 03/01/10                                       500,000    543,750
Dole Food Co., Inc.
   8.875%, due 03/15/11                                                        279,000    277,605
   8.750%, due 07/15/13                                                        400,000    395,000
Land O' Lakes, Inc. 9.000%, due 12/15/10                                        50,000     53,500
Smithfield Foods, Inc. 7.000%, due 08/01/11                                    475,000    475,000
Swift & Co. 10.125%, due 10/01/09                                               50,000     52,250
                                                                                       ----------
                                                                                        2,413,321
                                                                                       ----------
HEALTH CARE PROVIDERS & SERVICES -- 4.2%
Accellent Inc. 10.500%, due 12/01/13                                           375,000    402,187
Community Health Systems, Inc. 6.500%, due 12/15/12                            150,000    146,063
DaVita, Inc. 7.250%, due 03/15/15 (b)                                          600,000    606,000
HCA Inc. 6.500%, due 02/15/16 (b)                                            1,175,000  1,150,627
IASIS Healthcare LLC 8.750%, due 06/15/14 (b)                                  550,000    552,750
Tenet Healthcare Corp.
   7.375%, due 02/01/13                                                        275,000    252,313
   6.875%, due 11/15/31 (b)                                                  1,650,000  1,326,187
Triad Hospitals, Inc. 7.000%, due 11/15/13                                     550,000    544,500
                                                                                       ----------
                                                                                        4,980,627
                                                                                       ----------
HOMEBUILDERS -- 2.9%
D.R. Horton, Inc. 6.125%, due 01/15/14                                       1,175,000  1,154,722

                     See Notes to Portfolio of Investments

HIGH YIELD BOND TRUST

March 31, 2006
(Percentage of Net Assets)

                                                                                PAR
SECURITY DESCRIPTION                                                           AMOUNT     VALUE
--------------------------------------------------------------------------------------------------
HOMEBUILDERS - CONTINUED
K Hovnanian Enterprises, Inc. 6.375%, due 12/15/14 (b)                       $1,150,000 $1,069,061
KB HOME
   8.625%, due 12/15/08                                                         125,000    132,468
   9.500%, due 02/15/11 (b)                                                     325,000    341,656
   6.375%, due 08/15/11                                                         425,000    419,151
William Lyon Homes, Inc. 10.750%, due 04/01/13                                  350,000    354,375
                                                                                        ----------
                                                                                         3,471,433
                                                                                        ----------
HOTELS, RESTAURANTS & LEISURE -- 5.3%
Aztar Corp. 7.875%, due 06/15/14 (b)                                            250,000    271,875
Boyd Gaming Corp. 6.750%, due 04/15/14 (b)                                      725,000    726,813
Denny's Corp. 1.000%, due 09/21/10                                               83,333     85,990
Friendly Ice Cream Corp. 8.375%, due 06/15/12 (b)                               325,000    295,750
HMH Properties, Inc., Series B 7.875%, due 08/01/08                              71,000     71,888
Kerzner International, Ltd. 6.750%, due 10/01/15                                450,000    475,875
Las Vegas Sands Corp 6.375%, due 02/15/15                                       550,000    530,750
Mandalay Resort Group 9.375%, due 02/15/10                                       53,000     57,770
MGM MIRAGE, Inc.
   8.375%, due 02/01/11 (b)                                                     375,000    397,500
   6.750%, due 09/01/12                                                         750,000    752,812
Park Place Entertainment Corp. 7.875%, due 03/15/10                             800,000    854,000
Station Casinos, Inc.
   6.000%, due 04/01/12 (b)                                                     850,000    842,562
   6.500%, due 02/01/14                                                         175,000    173,906
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625%, due 12/01/14            800,000    781,000
                                                                                        ----------
                                                                                         6,318,491
                                                                                        ----------
HOUSEHOLD PRODUCTS -- 2.3%
Church & Dwight Co., Inc. 6.000%, due 12/15/12 (b)                              125,000    123,594
Home Products International, Inc. 9.625%, due 05/15/08                          150,000    119,250
Norcraft Holdings LP/Norcraft Capital Corp. 0.000%/ 9.750%, due 09/01/12 (d)    400,000    318,000
Playtex Products, Inc. 9.375%, due 06/01/11 (b)                                 525,000    551,250
Sealy Mattress Co. 8.250%, due 06/15/14 (b)                                     475,000    498,750
Simmons Co.
   7.875%, due 01/15/14 (b)                                                     225,000    218,812
   0.000%/10.000%, due 12/15/14 (d) (b)                                         175,000    112,875
Spectrum Brands, Inc. 7.375%, due 02/01/15                                      832,000    728,000
                                                                                        ----------
                                                                                         2,670,531
                                                                                        ----------
INDUSTRIAL - DIVERSIFIED -- 0.5%
BGF Industries, Inc., Series B 10.250%, due 01/15/09                            275,000    254,375
Hexcel Corp. 6.750%, due 02/01/15                                               350,000    348,250
                                                                                        ----------
                                                                                           602,625
                                                                                        ----------
MACHINERY -- 0.8%
Case New Holland, Inc. 9.250%, due 08/01/11                                     375,000    402,188
Terex Corp. 7.375%, due 01/15/14                                                582,000    599,460
                                                                                        ----------
                                                                                         1,001,648
                                                                                        ----------
MEDIA -- 9.7%
AMFM, Inc. 8.000%, due 11/01/08                                                 200,000    210,069
CCH I Holdings LLC 9.920%, due 04/01/14                                         247,000    125,970
CCH I LLC 11.000%, due 10/01/15                                                 197,000    164,741
CCO Holdings LLC/CCO Holdings Capital Corp.
   9.035%, due 12/15/10 (c)                                                     300,000    299,625
   8.750%, due 11/15/13                                                       1,075,000  1,050,812

                     See Notes to Portfolio of Investments

HIGH YIELD BOND TRUST

March 31, 2006
(Percentage of Net Assets)

                                                                       PAR
SECURITY DESCRIPTION                                                  AMOUNT      VALUE
------------------------------------------------------------------------------------------
MEDIA - CONTINUED
Charter Communications Holdings LLC/Charter Communications
  Holdings Capital Corp. 8.375%, due 04/30/14 (144A) (a)            $  550,000 $   551,375
CSC Holdings, Inc., Series B 7.625%, due 04/01/11                    1,200,000   1,212,000
Dex Media, Inc.
   8.000%, due 11/15/13                                                625,000     646,875
   0.000%/9.000%, due 11/15/13 (d) (b)                                 575,000     488,750
DirecTV Holdings LLC/DirecTV Financing Co.
   8.375%, due 03/15/13                                                 81,000      86,873
   6.375%, due 06/15/15                                              1,050,000   1,042,125
EchoStar DBS Corp. 6.625%, due 10/01/14                              1,175,000   1,141,219
Houghton Mifflin Co.
   8.250%, due 02/01/11                                                175,000     182,000
   7.200%, due 03/15/11                                              1,125,000   1,167,187
LIN Television Corp. 6.500%, due 05/15/13                              275,000     259,875
LodgeNet Entertainment Corp. 9.500%, due 06/15/13 (b)                  200,000     217,000
Mediacom LLC/Mediacom Capital Corp. 9.500%, due 01/15/13 (b)         1,025,000   1,019,875
PRIMEDIA, Inc. 8.875%, due 05/15/11                                    550,000     539,000
Radio One, Inc. 6.375%, due 02/15/13                                   150,000     143,250
Rogers Cable, Inc. 6.750%, due 03/15/15 (b)                             75,000      76,875
Shaw Communications, Inc. 7.250%, due 04/06/11                         375,000     389,063
Sinclair Broadcast Group, Inc. 8.000%, due 03/15/12 (b)                525,000     538,125
                                                                               -----------
                                                                                11,552,684
                                                                               -----------
METAL FABRICATE/HARDWARE -- 0.3%
Mueller Holdings, Inc. 0.000%/ 14.750%, due 04/15/14 (d)               460,000     377,200
                                                                               -----------
METALS & MINING -- 1.7%
IPSCO, Inc. 8.750%, due 06/01/13                                       300,000     328,500
Novelis, Inc. 7.250%, due 02/15/15 (144A) (a) (b)                      525,000     506,625
RathGibson, Inc. 11.250%, due 02/15/14 (144A) (a)                      300,000     315,000
Steel Dynamics, Inc. 9.500%, due 03/15/09 (b)                          175,000     183,531
United States Steel LLC 10.750%, due 08/01/08                          504,000     556,920
Wolverine Tube, Inc. 10.500%, due 04/01/09                             100,000      83,000
                                                                               -----------
                                                                                 1,973,576
                                                                               -----------
OFFICE FURNISHING & SUPPLIES -- 1.1%
IKON Office Solutions Inc. 7.750%, due 09/15/15                        200,000     207,500
Xerox Capital Trust I 8.000%, due 02/01/27                             525,000     546,000
Xerox Corp. 6.400%, due 03/15/16                                       550,000     548,625
                                                                               -----------
                                                                                 1,302,125
                                                                               -----------
OIL & GAS -- 4.6%
Chesapeake Energy Corp 6.250%, due 01/15/18 (b)                      1,150,000   1,129,875
Chesapeake Energy Corp. 6.875%, due 11/15/20 (144A) (a)                300,000     303,750
Dresser-Rand Group, Inc. 7.625%, due 11/01/14 (144A) (a)               198,000     202,950
El Paso CGP Co. 6.700%, due 02/15/27                                       930         942
El Paso Corp. 6.700%, due 02/15/27 (144A) (a)                           62,000      62,800
El Paso Production Holding Co. 7.750%, due 06/01/13                    650,000     676,812
Forest Oil Corp. 8.000%, due 12/15/11                                  150,000     162,000
Newfield Exploration Co. 6.625%, due 09/01/14                          225,000     226,688
Pogo Producing Co., Series B 8.250%, due 04/15/11                      325,000     339,219
Pride International, Inc. 7.375%, due 07/15/14                         125,000     131,875
Sonat, Inc. 6.625%, due 02/01/08                                       275,000     276,719
Transcontinental Gas Pipe Line Corp., Series B 8.875%, due 07/15/12    375,000     429,375
Whiting Petroleum Corp. 7.250%, due 05/01/12                           575,000     575,719

                     See Notes to Portfolio of Investments

HIGH YIELD BOND TRUST

March 31, 2006
(Percentage of Net Assets)

                                                                                   PAR
SECURITY DESCRIPTION                                                              AMOUNT    VALUE
----------------------------------------------------------------------------------------------------
OIL & GAS - CONTINUED
Williams Cos., Inc. 7.125%, due 09/01/11                                         $850,000 $  878,687
                                                                                          ----------
                                                                                           5,397,411
                                                                                          ----------
PAPER & FOREST PRODUCTS -- 2.0%
Abitibi-Consolidated, Inc. 7.750%, due 06/15/11 (b)                               650,000    630,500
Boise Cascade LLC
   7.475%, due 10/15/12 (c)                                                        50,000     50,875
   7.125%, due 10/15/14                                                           550,000    532,125
Buckeye Technologies, Inc. 8.000%, due 10/15/10                                   575,000    557,750
Catalyst Paper Corp.
   7.375%, due 03/01/14                                                            75,000     71,250
Series D 8.625%, due 06/15/11 (b)                                                 450,000    454,500
Neenah Paper, Inc. 7.375%, due 11/15/14                                            50,000     47,250
                                                                                          ----------
                                                                                           2,344,250
                                                                                          ----------
PHARMACEUTICALS -- 0.6%
Valeant Pharmaceuticals International 7.000%, due 12/15/11                        575,000    572,125
Warner Chilcott Corp. 9.250%, due 02/01/15 (144A) (a)                             175,000    174,563
                                                                                          ----------
                                                                                             746,688
                                                                                          ----------
REAL ESTATE -- 1.9%
Felcor Lodging LP (REIT) 9.000%, due 06/01/11                                     200,000    220,000
Host Marriott LP (REIT)
   7.125%, due 11/01/13 (b)                                                       100,000    102,250
   6.375%, due 03/15/15 (b)                                                       900,000    889,875
Series M 7.000%, due 08/15/12                                                     100,000    102,625
MeriStar Hospitality Corp. (REIT)
   9.000%, due 01/15/08                                                           125,000    133,125
   9.125%, due 01/15/11                                                           725,000    842,812
                                                                                          ----------
                                                                                           2,290,687
                                                                                          ----------
RETAIL - MULTILINE -- 2.5%
Carrols Corp. 9.000%, due 01/15/13 (b)                                            550,000    555,500
Denny's Corp. 1.000%, due 09/21/10                                                416,665    426,198
Harry & David Holdings, Inc. 9.000%, due 03/01/13                                 375,000    360,000
J.C. Penney Co., Inc. 8.125%, due 04/01/27 (b)                                    380,000    398,525
Jean Coutu Group (PJC) Inc.
   7.625%, due 08/01/12 (b)                                                       100,000     97,750
   8.500%, due 08/01/14 (b)                                                       450,000    415,125
Neiman Marcus Group, Inc. 10.375%, due 10/15/15 (144A) (a) (b)                    200,000    213,500
Rite Aid Corp.
   6.125%, due 12/15/08 (144A)(a)                                                 200,000    195,500
   8.125%, due 05/01/10                                                           250,000    256,562
   7.500%, due 01/15/15                                                            75,000     73,125
                                                                                          ----------
                                                                                           2,991,785
                                                                                          ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.8%
Amkor Technologies, Inc.
   7.125%, due 03/15/11 (b)                                                       500,000    462,500
   7.750%, due 05/15/13                                                           157,000    145,225
Freescale Semiconductor, Inc. 7.350%, due 07/15/09 (c)                            375,000    386,250
                                                                                          ----------
                                                                                             993,975
                                                                                          ----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 11.2%
Calpoint Receivable Structured Trust 7.440%, due 12/10/06 (144A) (a)               45,138     45,476
Centennial Communications Corp./Cellular Operating Co. LLC 10.125%, due 06/15/13  700,000    768,250
Cincinnati Bell, Inc.

                     See Notes to Portfolio of Investments

HIGH YIELD BOND TRUST

March 31, 2006
(Percentage of Net Assets)

                                                                 SHARES/PAR
SECURITY DESCRIPTION                                               AMOUNT      VALUE
----------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - DIVERSIFIED - CONTINUED
   8.375%, due 01/15/14 (b)                                      $1,025,000 $  1,046,781
   7.000%, due 02/15/15                                             650,000      646,750
Citizens Communications Co. 6.250%, due 01/15/13                    500,000      488,750
Dobson Cellular Systems, Inc. 8.375%, due 11/01/11                  275,000      292,188
Inmarsat Finance II Plc 0.000%/ 10.375%, due 11/15/12 (d)           100,000       85,500
Insight Midwest LP/Insight Capital, Inc.
   9.750%, due 10/01/09 (b)                                         675,000      696,937
   9.750%, due 10/01/09                                              50,000       51,625
Intelsat Subsidiary Holding Co. Ltd.
   9.614%, due 01/15/12 (c)                                         175,000      178,719
   8.250%, due 01/15/13                                             675,000      690,188
IWO Holdings, Inc.
   8.350%, due 01/15/12 (c)                                         100,000      104,625
   0.000%10.750%/, due 01/15/15 (d)                                 400,000      301,000
Lucent Technologies, Inc. 6.450%, due 03/15/29                    1,325,000    1,202,437
MCI, Inc. 6.908%, due 05/01/07                                      951,000      962,887
Nextel Communications, Inc.
Series D 7.375%, due 08/01/15                                       950,000      997,030
Series F 5.950%, due 03/15/14                                       650,000      644,311
NTL Cable Plc 8.750%, due 04/15/14                                  175,000      225,691
PanAmSat Corp. 9.000%, due 08/15/14                                 175,000      185,063
Qwest Communications International, Inc.
   7.500%, due 02/15/14                                             390,000      403,650
   7.500%, due 02/15/14 (b)                                          95,000       98,325
Qwest Corp.
   7.875%, due 09/01/11                                             550,000      589,875
   7.500%, due 06/15/23                                             105,000      107,231
   6.875%, due 09/15/33                                             785,000      757,525
Rogers Wireless Communications, Inc.
   7.250%, due 12/15/12                                             475,000      502,906
   8.000%, due 12/15/12                                             450,000      479,813
Rural Cellular Corp. 8.250%, due 03/15/12                           700,000      731,500
                                                                            ------------
                                                                              13,285,033
                                                                            ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
Collins & Aikman, Inc., Series B 9.750%, due 02/15/10               500,000      475,000
Levi Strauss & Co. 9.750%, due 01/15/15 (b)                         825,000      872,437
Quiksilver, Inc. 6.875%, due 04/15/15 (b)                           275,000      268,813
                                                                            ------------
                                                                               1,616,250
                                                                            ------------
TRANSPORTATION -- 0.2%
CHC Helicopter Corp. 7.375%, due 05/01/14                           200,000      205,000
                                                                            ------------
UTILITIES -- 0.3%
Inergy LP/Inergy Financial Corp. 8.250%, due 03/01/16 (144A) (a)    300,000      309,000
                                                                            ------------
Total Domestic Bonds & Debt Securities
  (Cost $107,618,979)                                                        108,999,301
                                                                            ------------
COMMON STOCKS -- 0.8%
ELECTRIC UTILITIES -- 0.5%
NorthWestern Corp.                                                   17,382      541,275
                                                                            ------------
MEDIA -- 0.0%
Classic Holdco LLC *(f)(g)                                            1,057       34,549
                                                                            ------------

                     See Notes to Portfolio of Investments

HIGH YIELD BOND TRUST

March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                                                SHARES        VALUE
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.1%
Verizon Communications, Inc.                                                                            2,962 $    100,886
                                                                                                              ------------
TELECOMMUNICATION SERVICES--WIRELESS -- 0.2%
Dobson Communications Corp., - Class A *                                                               19,195      153,944
iPCS, Inc. *                                                                                              957       44,979
                                                                                                              ------------
                                                                                                                   198,923
                                                                                                              ------------
Total Common Stocks (Cost $985,644)                                                                                875,633
                                                                                                              ------------
CONVERTIBLE PREFERRED STOCK -- 0.0%
AUTO COMPONENTS -- 0.0%
HLI Operating Co., Inc., Series A 8.000%* (Cost -- $1,881)                                                 40        1,820
                                                                                                              ------------
WARRANT -- 0.0%
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.0%
Viasystems Group, Inc., Expires 1/31/10*(f) (Cost -- $142,521)                                          9,411            0
                                                                                                              ------------
SHORT - TERM INVESTMENTS -- 31.3%
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/06 at 3.10% to be repurchased at
  $7,077,828 on 04/03/06 collateralized by $7,245,000 U.S Treasury Note 4.625% due 03/31/08 with
  a value of $7,217,831.                                                                          $ 7,076,000    7,076,000
State Street Navigator Securities Lending Prime Portfolio.(h)                                      30,075,748   30,075,748
                                                                                                              ------------
Total Short - Term Investments
  (Cost $37,151,748)                                                                                            37,151,748
                                                                                                              ------------
TOTAL INVESTMENTS -- 124.0% (Cost $145,900,773#)                                                               147,028,502
                                                                                                              ------------
Other Assets and Liabilities (net) -- (24.0)%                                                                  (28,417,456)
                                                                                                              ------------
TOTAL NET ASSETS -- 100.0%                                                                                    $118,611,046
                                                                                                              ============

*   Non-income producing security.
(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate 8.74% of net assets.
(b) All or a portion of security is out on loan. As of March 31, 2006 the market value of securities on loan is $29,459,097.
(c) Variable rate securities. Coupon rates disclosed are those which are in effect at March 31, 2006. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(d) Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(f) Illiquid securities. Representing in the aggregate 0.30% of net assets.
(g) Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(h) Represents investment of collateral received from securities lending transactions.
# Aggregate cost for federal income tax purposes is substantially the same. Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $3,345,446 and $2,217,717 respectively, resulting in a net unrealized appreciation of $1,127,729.

    For information regarding the Portfolio's policy regarding valuation of the investments and other significant accounting policies, please refer to the Portfolio's most recent Annual Report.

                     See Notes to Portfolio of Investments

The following table summarizes the credit composition of the portfolio holdings of the High Yield Bond Trust at March 31, 2006, based upon quality ratings issued by Standard & Poor's. For Securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                                  PERCENT OF
PORTFOLIO COMPOSITION BY CREDIT QUALITY                           PORTFOLIO
----------------------------------------------------------------------------
AAA/Government/Government Agency                                      6.05%
A                                                                     2.85
BBB                                                                   0.93
BB                                                                   30.40
B                                                                    49.70
Below B                                                               7.72
Equities/Other                                                        2.35
                                                                    ------
Total:                                                              100.00%
                                                                    ======

ITEM 2.   CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-Q, Elizabeth M. Forget, the registrant's President and Peter Duffy, the registrant's Chief Financial Officer and Treasurer, reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Procedures") and evaluated their effectiveness. Based on their evaluation, Ms. Forget and Mr. Duffy have concluded that the Procedures are effective to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGH YIELD BOND TRUST

By: /s/ Elizabeth M. Forget
    --------------------------------------
    Elizabeth M. Forget
    President

Date: May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Elizabeth M. Forget
    --------------------------------------
    Elizabeth M. Forget
    President

Date: May 19, 2006

By: /s/ Peter Duffy
    --------------------------------------
    Peter Duffy
    Chief Financial Officer and Treasurer

Date: May 19, 2006